Intangible Assets and Goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 5,361	$ 4,523	$ 3,595
Accumulated amortization	(2,921)	(2,687)	(2,110)
Net value	$ 2,440	$ 1,836	$ 1,485
Patents
Finite-Lived Intangible Assets [Line Items]
Average amortization period	5 years	5 years	5 years
Gross carrying amount	$ 4,163	$ 3,310	$ 2,447
Accumulated amortization	(1,723)	(1,474)	(962)
Net value	$ 2,440	$ 1,836	$ 1,485
Arbor acquired technology
Finite-Lived Intangible Assets [Line Items]
Average amortization period	3 years	3 years	3 years
Gross carrying amount	$ 670	$ 670	$ 670
Accumulated amortization	(670)	(670)	(670)
Net value	$ 0	$ 0	$ 0
Direct nanoparticle deposition technology
Finite-Lived Intangible Assets [Line Items]
Average amortization period	6 years	6 years	6 years
Gross carrying amount	$ 528	$ 543	$ 478
Accumulated amortization	(528)	(543)	(478)
Net value	$ 0	$ 0	$ 0